Gains and losses on disposal and main changes in scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Disclosure of discontinued operations

(in millions of euros)
EE's net disposal value (1)	(a)	7,138
EE's net book value	(b)	(5,725)
Other comprehensive income reclassified in profit or loss (2)	(c)	840
Consolidated net income after tax of discontinued operations in 2016	(a) + (b) + (c)	2,253
Indemnity received from BT(3)		29
Total Consolidated net income after tax of discontinued operations in 2016 and 2017		2,282

(1) Included transaction costs and 173 million euros of dividends paid by EE before the disposal in January 2016.
(2) Mainly included 836 million euros of cumulative translation adjustment reclassified in profit or loss.
(3) Mainly includes the indemnity received from BT for 50 million euros, offset by tax effect.

Entities in Africa [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

2016
(in millions of euros)	Liberia	DRC	Burkina Faso	Sierra Leone
Acquisition cost (1)	104	160	521	226
Loan reimbursement to former shareholders	16	-	-	79
Cash acquired net of transaction costs	2	18	(6)	-
Cash paid for investment securities, net of cash acquired	122	178	515	305

(1) The price paid for the acquisitions in Burkina Faso and Sierra Leone is an estimated price and will be subject to adjustments mainly related to net debt, working capital and capital expenditures during the first half of 2018.

In accordance with IFRS 3R – Business Combinations, the fair value measurement of identifiable assets acquired and liabilities assumed, was finalized during the 2017 fiscal year. The adjustments recognized compared to the amounts published in 2016 are not significant and have no impact on the income of the period.

At acquisition date
(in millions of euros)	Liberia	DRC	Burkina Faso	Sierra Leone
Acquisition cost (a)	104	160	521	226
Net book value acquired	5	67	50	(16)
Effects of fair value measurement:
Customer base (1)	10	-	31	6
Trademark (2) (3)	6	1	1	0
Net deferred tax	(4)	(0)	(9)	(2)
Net asset remeasured at fair value (b)	17	68	73	(12)
Goodwill (a)-(b)	87	92	448	238

(1) Depreciation over 5 years in Liberia, 4 years in Burkina Faso and Sierra Leone.
(2) Depreciation over 15 years in Liberia.
(3) Depreciation over 1 year in DRC, Burkina Faso and Sierra Leone (rights of use granted by sellers for 1 year and rebranding expected in 2017 by the Group).

Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

(in millions of euros)	At acquisition date
Acquisition cost (a)	170
Net book value acquired	214
Effects of fair value measurement(1):
Assets
Credit portfolio	37
Investment portfolio	70
Hedging instruments	(15)
Other	4
Liabilities
Transactions with customers	(66)
Debt securities	(3)
Net deferred tax	(1)
Net asset remeasured at fair value (b)	240
Badwill (a)-(b)	(70)

(1) The effect of the bank's financial assets and liabilities remeasurement as of the acquisition date will be reversed over future years in profit or loss (net banking profit classified in "Other operating income") according to the maturity of underlying instruments.

Jazztel Plc [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

(in millions of euros)	At acquisition date
Purchase price	3,355
The costs of Jazztel shares purchase price to release options held by its employees	43
Acquisition cost (a)	3,398
Net book value as of June 30, 2015	486
Effects of fair value measurement:
Customer base (1)	672
Trademark (2)	106
Net deferred tax	39
Net asset remeasured at fair value (b)	1,303
Goodwill (a)-(b)	2,095

(1) Depreciation over 7.5 years.
(2) Depreciation over 15 years.

Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

(in millions of euros)	At acquisition date
Purchase price	80
Remeasurement of previously held interests at fair value	335
Acquisition cost (a)	415
Net book value as of June 30, 2015	260
Effects of fair value measurement:
Customer base (1)	100
Trademark (2)	26
Licenses (3)	21
Net deferred tax	(44)
Net asset remeasured at fair value (b)	363
Proportionate share of assets and liabilities attributable to non-controlling interests (c)	(185)
Goodwill (a)-(b)-(c)	237

(1) Depreciation over 5 to 8 years.
(2) Depreciation over 1.5 year.
(3) Depreciation over 17 to 21 years.